Lease liabilities and right-of-use assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Disclosure of quantitative information about right-of-use assets
Lease term	1 year
Maximum
Disclosure of quantitative information about right-of-use assets
Lease term	5 years